Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Consolidated MHFG's balance sheets
Long-term debt	¥ 14,893,023	¥ 12,578,216
Noncontrolling interests	809,643	528,019
Unconsolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	719,000	388,000
Debt Instrument [Member]
Consolidated MHFG's balance sheets
Long-term debt	¥ 200,000	¥ 367,000